Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2013 Contract backlog	Dec. 31, 2012 Contract backlog	Dec. 31, 2013 Contract backlog Minimum	Dec. 31, 2013 Contract backlog Maximum
Intangible assets
Gross amount					$ 86,835	$ 86,835
Accumulated amortization					77,378	54,911
Average remaining contractual life							1 year	8 years
Amortization expense for intangible asset	24,075	22,467	30,835	1,178
Estimated future annual amortization expense for intangible assets
2014		5,049
2015		2,658
2016		898
2017		346
2018		225
Thereafter		281
Estimated future annual amortization expense		$ 9,457	$ 31,924